Short-Term and Long-Term Borrowings - Schedule of Short-Term Borrowings (Details) - Short-Term Debt [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Borrowings [Line Items]
Short-term bank loans	$ 16,244,870	$ 16,036,184
Short-term loans from third-party individuals and entities	8,761,760	7,879,608
Total	$ 25,006,630	$ 23,915,792